BUSINESS AND FUNDING	12 Months Ended
Oct. 31, 2016
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

1.  BUSINESS AND FUNDING

Description of Business

As used herein, “we,” “us,” “our,” the “Company” or “ITUS” means ITUS Corporation and its wholly-owned subsidiaries.  From inception through October 2012, our primary operations involved the development of patented technologies in the areas of thin-film displays and encryption.  Beginning in October of 2012 under the leadership of a new management team, we recapitalized the Company, unencumbered the Company’s assets, changed the Company’s name and ticker symbol, relocated the Company’s headquarters, and modernized its systems.  In July of 2015, the Company’s stock was accepted for listing and began trading on the NASDAQ Capital Market.

In June of 2015, the Company announced the formation of a new subsidiary, Anixa Diagnostics Corporation (“Anixa”), to develop a platform for non-invasive blood tests for the early detection of cancer.  That platform is called CchekTM.  In July of 2015, ITUS announced a collaborative research agreement with The Wistar Institute (“Wistar”), the nation’s first independent biomedical research institute and a leading National Cancer Institute designated cancer research center, for the purpose of validating our cancer detection methodologies and establishing protocols for identifying certain biomarkers in the blood which we identified and which are known to be associated with malignancies.  In August of 2016 ITUS announced the renewal and expansion of our relationship with Wistar.  In October of 2015, ITUS and Wistar announced favorable results from initial testing of a small group of Breast Cancer patients and healthy controls.  One hundred percent (100%) of the blood samples tested from patients with varying stages of Breast Cancer showed the presence of the biomarkers we identified, and none of the healthy patient blood samples contained the biomarkers. Breast Cancer is the second most common cancer in the United States and throughout the world.

In April of 2016, ITUS announced that we had demonstrated the efficacy of our CchekTM early cancer detection platform with Lung Cancer.  Lung cancer is the leading cause of death among cancers in the U.S. and throughout the world, accounting for approximately 27 percent of all cancer related deaths in the U.S. and 19 percent worldwide. In September of 2016, ITUS announced that we had demonstrated the efficacy of our CchekTM early cancer detection platform with Colon Cancer. Colon Cancer is the third most common cancer in men and the second most common cancer in woman worldwide, with approximately 1.4 million new cases diagnosed each year, and approximately 700,000 deaths. At the end of September 2016 through the end of October 2016, the Company made similar announcements with respect to the efficacy of our CchekTM early cancer detection platform for Melanoma, Ovarian Cancer, Liver Cancer, Thyroid Cancer, and Pancreatic Cancer. On November 15, 2016, ITUS announced that we had demonstrated the efficacy of our CchekTM early cancer detection platform with six additional cancer types including Appendiceal Cancer (cancer of the appendix), Uterine Cancer, Osteosarcoma (cancer of the bone), Leiomyosarcoma (cancer of the soft tissue), Liposarcoma (cancer of the connective tissue), and Vulvar Cancer (cancer of the vulva), bringing the number of cancer types for which the efficacy of CchekTM has been validated thus far to fourteen.

Over the next several quarters, we expect Cchek™ to be the primary focus of the Company.  As part of our legacy operations, the Company remains engaged in limited patent licensing activities in the area of encrypted audio/video conference calling.  We do not expect these activities to be a significant part of the Company’s ongoing operations.

During years ended October 31, 2016 and 2015, our revenue has been derived from technology licensing and the sale of patented technologies, including in connection with the settlement of litigation.  In addition to Anixa, the Company may make investments in and form new companies to develop additional emerging technologies.

AUO Lawsuit and Settlement

On December 29, 2014, the Company and AUO Optronics Corporation (“AUO”) entered into a Settlement Agreement (the “Settlement Agreement”) and a Patent Assignment Agreement (the “Patent Assignment Agreement” and together with the Settlement Agreement, the “Agreements”) pursuant to which the Company received an aggregate of $9,000,000 from AUO.  The Agreements were entered into to resolve a lawsuit filed by the Company against AUO, relating to the Company’s patented ePaper® Electrophoretic Display, and Nano Field Emission Display (“nFED”) technologies.

Background

In May 2011, the Company entered into an Exclusive License Agreement (the “EPD License Agreement”) and a License Agreement (the “Nano Display License Agreement”) with AUO (together the “AUO License Agreements”).  Under the EPD License Agreement, the Company provided AUO with an exclusive, non-transferable, worldwide license to its ePaper® Electrophoretic Display (“EPD”) patents and technology, in connection with AUO jointly developing EPD products with the Company.  Under the Nano Display License Agreement, the Company provided AUO with a non-exclusive, non-transferable, worldwide license to its Nano Field Emission Display patents and technology, in connection with AUO jointly developing nFED products with the Company.

On January 28, 2013, the Company terminated the AUO License Agreements due to numerous alleged material and continual breaches of the agreements by AUO.  On January 28, 2013, the Company also filed a lawsuit in the United States District Court for the Northern District of California against AUO and E Ink Corporation in connection with the AUO License Agreements, alleging breach of contract, breach of the implied covenant of good faith and fair dealing, fraudulent inducement, unjust enrichment, unfair business practices, and other charges (the “AUO/E Ink Lawsuit”).  In June 2013, the Company and AUO agreed to arbitrate the charges (the case against E Ink Corporation had been dismissed without prejudice) (the “AUO/E Ink Arbitration”).

The Agreements

Pursuant to the Settlement Agreement, AUO paid the Company $2,000,000 in U.S. currency, net of any Taiwanese withholding taxes. The Settlement Agreement further provides that:

• the Company will dismiss the AUO/E Ink Lawsuit and AUO/E Ink Arbitration, with prejudice;

• the AUO License Agreements are terminated;

• AUO gives up all rights to the nFED Technology;

• for a period of two years, the Company agrees not to initiate (whether on its own or through a third party) any patent infringement lawsuits against AUO or its affiliates alleging infringement by AUO’s or AUO’s affiliates products or services, for patents owned or controlled by the Company as of the date of the Settlement Agreement.  Any potential damages for patent infringement will toll uninterrupted during this two-year period. The prohibition does not apply to patents acquired by the Company after the date of the Settlement Agreement; and

• each of AUO and the Company mutually released each other from all claims that either may have against the other in connection with the AUO License Agreements, including any claims relating to the ePaper® Electrophoretic Display and nFED patents and technologies.

 Pursuant to the Patent Assignment Agreement, AUO paid the Company $7,000,000 in U.S. currency, net of any Taiwanese withholding taxes in exchange for the Company’s ePaper® Electrophoretic Display patent portfolio for which AUO was previously the exclusive licensee, consisting of:

• 10 active U.S. patents and 1 U.S. pending patent application; and

• 103 expired and/or abandoned U.S. and foreign patents and/or patent applications.

In connection with the lawsuit and settlement, the Company incurred a total of approximately $3,604,000 of legal fees and litigation costs.

Funding

In October 2015, the “Company entered into an At Market Issuance Sales Agreement (the “Agreement”) with National Securities Corporation (“National”) to create an at-the-market equity program under which it may sell up to $10,000,000 worth of its common stock (the “Shares”) from time to time through National, as sales agent. The Company has no obligation to sell any of the Shares, and may at any time suspend offers under the Agreement or terminate the Agreement. The Shares will be issued pursuant to the Company’s previously filed registration statement that was declared effective by the Securities and Exchange Commission (the “SEC”) on September 18, 2015. As of October 31, 2016, no Shares have been sold under the Agreement.

During the year ended October 31, 2016, cash used in operating activities was approximately $3,382,000.  Cash provided by investing activities was approximately $1,503,000, which resulted from the proceeds on maturity of certificates of deposit totaling $3,550,000 which was offset by the purchase of certificates of deposit totaling $1,900,000 and the purchase of property and equipment of approximately $147,000.  Our cash used in financing activities was approximately $3,000, which resulted from a royalty payment of approximately $36,000 applied to the patent acquisition obligation liability, offset by the proceeds from exercise of stock options of approximately $34,000.  As a result, our cash, cash equivalents, and short-term investments at October 31, 2016 decreased approximately $3,531,000 to approximately $3,238,000 from approximately $6,769,000 at the end of fiscal year 2015.

Based on currently available information as of December 7, 2016, we believe that our existing cash, cash equivalents, short-term investments and expected cash flows from operations will not be sufficient to fund our activities and debt obligations (Note 2) for the next 12 months. To date, we have relied primarily upon cash from the public and private sale of equity and debt securities, as well as net proceeds from the December 2014 AUO settlement, to generate the working capital needed to finance our operations. If current cash on hand, cash equivalents, short term investments and cash that may be generated from our business operations are insufficient to continue to operate our business, we will be required to obtain more working capital. We may seek to obtain working capital through sales of our equity securities or through bank credit facilities or public or private debt from various financial institutions where possible and as permitted pursuant to our existing indebtedness. We cannot be certain that additional funding will be available on acceptable terms, or at all. If we do identify sources for additional funding, the sale of additional equity securities or convertible debt could result in dilution to our stockholders. Additionally, the sale of equity securities or issuance of debt securities may be subject to certain security holder approvals or may result in the downward adjustment of the exercise or conversion price of our outstanding securities. We can give no assurance that we will generate sufficient cash flows in the future to satisfy our liquidity requirements or sustain future operations, or that other sources of funding, such as sales of equity or debt, would be available or would be approved by our security holders, if needed, on favorable terms or at all. If we fail to obtain additional working capital as and when needed, such failure could have a material adverse impact on our business, results of operations and financial condition. Furthermore, such lack of funds may inhibit our ability to respond to competitive pressures or unanticipated capital needs, or may force us to reduce operating expenses, which would significantly harm the business and development of operations.

The accompanying financial statements have been prepared assuming that we will continue as a going concern. In order for us to have sufficient capital to execute our business plan, fund our operations and meet our debt obligations over the next 12 months, we will need to raise additional capital. Although we have been successful in the past in raising capital, we cannot provide any assurance that we will be successful in doing so in the future to the extent necessary to be able to fund our operating activities and debt obligations over the next 12 months, which raises substantial doubt about our ability to continue as a going concern. Our financial statements do not include any adjustments that might result from the outcome of this uncertainty.